Intangible assets and goodwill - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mineral rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals, intangible assets other than goodwill	€ 35
Mineral rights | Change in useful life
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals, intangible assets other than goodwill	€ 27
Pacific CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	11.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	(0.90%)
Percent by which value assigned to discount rate must change in order to result in an impairment	(0.70%)
Indonesia CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 143
Headroom percentage	11.00%
Discount rate applied to cash flow projections	12.20%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	(1.20%)
Percent by which value assigned to discount rate must change in order to result in an impairment	(0.80%)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 294	€ 261	€ 274
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	94	83	75
Intangible assets and goodwill	€ (426)	(360)	(297)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 123	134	144
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	10	10	9
Intangible assets and goodwill	€ (71)	(61)	(53)
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 94	135	144
Non-TCCC franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	35	8	5
Intangible assets and goodwill	(48)	(13)	(5)
Franchise intangible | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,349	1,369
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,514	4,600	4,623
Goodwill | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	370	380
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	€ 0	€ 0	€ 0
Low
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate (or less)	1.60%
Low | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	5 years
High
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate (or less)	4.50%
High | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	7 years
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Agreement term	10 years
Renewal term	10 years